Provisions for contingencies (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Other provisions, contingent liabilities and contingent assets [Abstract]
Provision for contingencies	R$ 8,845	R$ 2,966
Possible losses	R$ 77,724	R$ 11,600